Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ULTRA SHORT DURATION BOND FUND - Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	4.75%	5.49%	5.82%	(0.86%)	0.01%	1.83%	3.21%	1.72%	1.66%	1.42%
SHORT DURATION GOVERNMENT FUND - Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	5.19%	4.77%	4.12%	(4.21%)	(1.14%)	3.61%	3.21%	0.89%	0.45%	1.21%
GNMA FUND - Class F Prospectus | SDIT GNMA FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	7.13%	1.13%	4.94%	(10.98%)	(1.95%)	3.75%	5.49%	0.56%	1.65%	1.51%
ULTRA SHORT DURATION BOND FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	4.83%	5.57%	5.90%	(0.78%)	0.09%	1.91%	3.29%	1.70%	1.85%	1.50%
SHORT DURATION GOVERNMENT FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	5.34%	4.94%	4.29%	(4.05%)	(0.97%)	3.77%	3.46%	1.03%	0.49%	1.41%
GNMA FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	7.40%	1.38%	5.21%	(10.76%)	(1.68%)	4.01%	5.67%	0.92%	1.79%	1.73%
GOVERNMENT II FUND - Class F Prospectus | SDIT GOVERNMENT II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	4.13%	5.07%	4.93%	1.39%	0.01%	0.39%	2.03%	1.67%	0.70%	0.16%
TREASURY II FUND - Class F Prospectus | SDIT TREASURY II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	4.12%	5.10%	4.90%	1.36%	0.02%	0.40%	2.02%	1.66%	0.67%	0.12%
GOVERNMENT FUND - Admin Class Shares Prospectus | Admin Class Shares (formerly Class CAA Shares)
Prospectus [Line Items]
Annual Return [Percent]	3.99%	4.88%	4.72%	1.36%	0.01%	0.35%	2.02%	1.61%	0.68%	0.17%
GOVERNMENT FUND - Wealth Class Shares Prospectus | Wealth Class Shares (formerly Sweep Class Shares)
Prospectus [Line Items]
Annual Return [Percent]	3.99%	4.88%	4.81%	1.36%	0.01%	0.35%	2.01%	1.61%	0.68%	0.17%
GOVERNMENT FUND - Institutional Shares Prospectus | SDIT GOVERNMENT FUND - INSTITUTIONAL, effective 1-17-2023 (formerly Class F)
Prospectus [Line Items]
Annual Return [Percent]	4.14%	5.03%	4.81%	1.36%	0.01%	0.35%	2.01%	1.61%	0.68%	0.17%